Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued and, other than described below, there were no other subsequent events identified that would have required adjustment or disclosure in the condensed consolidated financial statements.

On April 3, 2023, the Company held an extraordinary general meeting of its shareholders to consider the Extension Amendment Proposal (as further described in the March Proxy Statement). The Extension Amendment Proposal was approved by the Company’s shareholders in order to allow the Company more time to complete its initial business combination with Cognos and, accordingly, the Company’s amended and restated memorandum and articles of association were amended to further extend the De-SPAC Deadline (as further described in the March Proxy Statement). Currently, the Company’s De-SPAC Deadline is October 5, 2023. In connection with the extraordinary general meeting, shareholders holding 132,664 public shares exercised their right to redeem their shares for a prorate portion of the funds in the Trust Account.

On April 21, 2023 and May 24, 2023 respectively, the Company received a notification from Nasdaq that it was in violation of a Nasdaq continued listing requirement as it had failed to timely file its Annual Report on Form 10-K for the fiscal year ended December 31, 2022 (the “Form 10-K”). The notification provided that the Company had until June 20, 2023 to submit a plan to regain compliance with this continued listing requirement. The Company filed its Form 10-K on May 26, 2023.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Notwithstanding the foregoing, as of the last day of the year ended December 31, 2022, the De-SPAC Deadline specified in the Company’s amended and restated memorandum and articles of association, after giving effect to all prior extensions, was April 5, 2023. However, on April 3, 2023, the Company held an extraordinary general meeting of its shareholders to consider the Extension Amendment Proposal (as further described in the March Proxy Statement). The Extension Amendment Proposal was approved by the Company’s shareholders in order to allow the Company more time to complete its initial business combination with Cognos and, accordingly, the Company’s amended and restated memorandum and articles of association were amended to further extend the De-SPAC Deadline (as further described in the March Proxy Statement). Currently, the Company’s De-SPAC Deadline is October 5, 2023.